MINERAL PROPERTIES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Mineral properties
Total Mineral Properties	$ 16,786,912	$ 16,786,912	$ 16,786,912
Relief Canyon Mine- Gold Acquisition
Mineral properties
Total Mineral Properties	8,501,071	8,501,071	8,501,071
Relief Canyon Mine- Newmont Leased Properties
Mineral properties
Total Mineral Properties	7,709,441	7,709,441	7,709,441
Pershing Pass Property
Mineral properties
Total Mineral Properties	$ 576,400	$ 576,400	$ 576,400